Retirement Plans (Projected Future Pension Benefit Payments, Excluding Any Termination Benefits) (Details) (U.S. Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected future pension benefit payments, 2012	$ 641
Projected future pension benefit payments, 2013	637
Projected future pension benefit payments, 2014	641
Projected future pension benefit payments, 2015	649
Projected future pension benefit payments, 2016	657
Projected future pension benefit payments, 2017 - 2021	$ 3,444